Research and Development Expenses	6 Months Ended
Jun. 30, 2023
Research and Development Expenses
Research and Development Expenses

5.Research and Development Expenses

For the six month period ended June 30, 2023, research and development expenses consisted of €40,003 thousand (June 30, 2022: €38,686 thousand) in personnel expenses, including share-based payment expenses; €24,509 thousand (June 30, 2022: €20,047 thousand) expenses incurred by suppliers on behalf of the Group in preparation for certification and serial production of the Lilium Jet; €6,762 thousand (June 30, 2022: €11,549 thousand) of contractor and consulting expenses; €2,195 thousand (June 30, 2022: €4,594 thousand) in testing component and material costs; €3,912 thousand (June 30, 2022: €2,837 thousand) on amortization and depreciation expenses and €6,914 thousand (June 30, 2022: €5,315 thousand) on other miscellaneous expenses.